INTANGIBLE ASSETS (Tables)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Intangible Assets Disclosure [Abstract]
Schedule of intangible assets acquired and their carrying values
	2013	2012
Trade secrets and developed technologies (Weighted average life of 7 years)	$-	$3,775,889
Patents (Weighted average life of 5 years)	-	34,257
Intellectual property (Weighted average life of 5 years)	584,080	-
Total identifiable intangible assets-Gross carrying value:	584,080	3,810,146
Less:
Accumulated amortization	(48,674)	(3,810,146)
Impairment charges	(114,730)	-
Intangible assets, net	$420,676	$-

	2012	2011
Trade secrets and developed technologies (Weighted average life of 7 years)	$9,430,900	$9,430,900
Patents (Weighted average life of 5 years)	34,257	34,257
Total identifiable intangible assets – Gross carrying value:	9,465,157	9,465,157
Less:
Accumulated amortization	(3,810,146)	(3,537,302)
Impairment (2006)	(5,655,011)	(5,655,011)
Net	$0	$272,844
Residual value	$0	$0

Schedule of estimated amortization expense of the intangible assets for each of the five succeeding years
Amount
2014	$90,145
2015	90,145
2016	90,145
2017	90,145
2018	60,096
Total	$420,676